Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2010
Registrant Name	dei_EntityRegistrantName	HENDERSON GLOBAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001141306
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2011
Henderson Global Leaders Fund (Prospectus Summary) | Henderson Global Leaders Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFPIX
Henderson Japan Focus Fund (Prospectus Summary) | Henderson Japan Focus Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFJIX